FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of interest rate swap	¥ 69,974,512	$ 10,051,210	¥ (9,701,051)	¥ 16,122,313
Interest Rate Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	12,786,001		26,486,388	10,364,075
Change in fair value of interest rate swap	69,974,512		(9,701,051)	16,122,313
Cash settlement	(21,488,548)		(3,999,336)
Balance at December 31,	¥ 61,271,965		¥ 12,786,001	¥ 26,486,388